11 Greenway Plaza, Suite 1000
Houston, TX 77046
(713) 626-1919
invesco.com
June 9, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Investment Funds (Invesco Investment Funds)
CIK No. 0000826644
Invesco Developing Markets Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on June 5, 2020 (Accession Number: 0001193125-20-161766).
Please direct any comments or questions to the undersigned, or contact me at (630) 684-6215 or at laura.riedel@invesco.com.
Very truly yours,
/s/ Laura K. Riedel
Laura K. Riedel
Paralegal III